Pensions and other postretirement benefits (Details 5) (CAD) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pensions [Member]
Amounts Recognized In Accumulated Other Comprehensive Loss [Line Items]
Net actuarial gain (loss)	(2,720)	(1,185)
Prior service cost	(30)	(5)
Other Postretirement Benefit Plans Defined Benefit [Member]
Amounts Recognized In Accumulated Other Comprehensive Loss [Line Items]
Net actuarial gain (loss)	3	1
Prior service cost	(3)	(4)